Inventories (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consumable stores	R 1,626.8	R 1,580.8	R 1,043.5
Ore and mill inventory	141.7	127.7	71.0
Current finished goods	8,709.9	2,958.7	777.8
Other	115.1	29.6	7.5
Total inventories	24,952.4	15,503.4	5,294.8
Raw materials and consumables used	16,404.0	12,784.3	9,327.9
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	616.5	309.7	143.3
PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	13,742.4	10,496.9	R 3,251.7
PGM | South Africa Region [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	3,846.6	4,182.4
PGM | Marikana operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	R 4,224.5	R 3,826.5